CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Internet services	$ 166,961	$ 53,790	$ 16,010
Sale of third party anti-virus software	890	3,875	16,292
Total revenues	167,851	57,665	32,302
Cost of revenues:
Internet services	18,680	5,566	1,790
Sale of third party anti-virus software	238	1,185	6,600
Total cost of revenues	18,918	6,751	8,390
Subsidy income	151	266
Operating expenses:
Selling and marketing	46,836	12,603	6,256
General and administrative	19,054	5,051	2,531
Product development	65,049	24,505	10,664
Total operating expenses	130,939	42,159	19,451
Income from operations	18,145	9,021	4,461
Interest income	2,594	415	281
Interest expense	(53)	(98)	(169)
Other expense	(3)	(60)
Exchange gain (loss)	6,294	(267)	28
Impairment loss on long-term investments	(902)
Change in unrealized holding loss of trading securities	(220)
Income before income tax expense and loss from equity method investments	25,855	9,011	4,601
Income tax expense	(10,874)	(463)	(412)
Loss from equity method investments	(437)	(57)
Net income	14,544	8,491	4,189
Less: Net loss attributable to noncontrolling interest	1,059	17
Net income attributable to Qihoo 360 Technology Co. Ltd.	15,603	8,508	4,189
Accretion of convertible participating redeemable preferred shares
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	14,832	5,465	2,124
Net income per ordinary share-basic (in dollars per share)	$ 0.10	$ 0.05	$ 0.03
Net income per ordinary share-diluted (in dollars per share)	$ 0.09	$ 0.05	$ 0.03
Weighted average shares used in calculating net income per ordinary share-basic (in shares)	137,775,752	55,568,041	51,780,932
Weighted average shares used in calculating net income per ordinary share-diluted (in shares)	172,992,515	71,350,571	65,339,960
Share based compensation expense included in:
Share-based compensation	47,989	4,006	1,924
Cost of revenues
Share based compensation expense included in:
Share-based compensation	16
Selling and marketing
Share based compensation expense included in:
Share-based compensation	31,455	524	479
General and administrative
Share based compensation expense included in:
Share-based compensation	4,549	337	151
Product development
Share based compensation expense included in:
Share-based compensation	11,969	3,145	1,294
Series A preferred Stock
Accretion of convertible participating redeemable preferred shares
Accretion of convertible participating redeemable preferred shares	203	815	815
Series B preferred stock
Accretion of convertible participating redeemable preferred shares
Accretion of convertible participating redeemable preferred shares	313	1,250	1,250
Series C preferred stock
Accretion of convertible participating redeemable preferred shares
Accretion of convertible participating redeemable preferred shares	$ 255	$ 978